Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 1,299	£ 1,299
Share premium	79,541	79,541
Share capital and share premium	£ 80,840	£ 80,840
Ordinary shares of £0.04 each	32,479	32,479